Drilling Rigs and Drillships Operating Expenses	12 Months Ended
Dec. 31, 2011
Voyage Vessel Drilling Rig Operating Expenses [Abstract]
Voyage Vessel Drilling Rig Operating Expenses Disclosure [Text Block]
14. Drilling rigs and drillships operating expenses:
The amounts of drilling rigs and drillships operating expenses in the accompanying consolidated statements of operations are analyzed as follows:

	Year ended December 31,
	2009	2010	2011
Crew wages and related costs	$76,957	$60,540	$147,331
Insurance	7,869	7,918	20,250
Repairs and maintenance	48,430	50,911	114,252

Total	$133,256	$119,369	$281,833